UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Real Estate
Investment Portfolio

April 30, 2010

1.800348.106

REA-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Security & Alarm Services - 0.4%
Corrections Corp. of America (a)	645,000	$ 13,364
REAL ESTATE INVESTMENT TRUSTS - 95.3%
REITs - Apartments - 12.6%
Apartment Investment & Management Co. Class A	3,552,374	79,609
AvalonBay Communities, Inc.	103,400	10,758
Education Realty Trust, Inc.	1,330,000	9,403
Equity Residential (SBI)	3,605,200	163,207
Home Properties, Inc.	1,410,500	70,088
Post Properties, Inc.	545,000	14,039
UDR, Inc.	3,140,941	63,793
TOTAL REITS - APARTMENTS		410,897
REITs - Factory Outlets - 0.9%
Tanger Factory Outlet Centers, Inc.	674,100	28,043
REITs - Health Care Facilities - 12.7%
HCP, Inc.	4,987,712	160,205
Healthcare Realty Trust, Inc.	1,800,000	43,452
Medical Properties Trust, Inc.	100,000	1,005
Nationwide Health Properties, Inc.	1,291,700	45,235
Ventas, Inc.	3,482,992	164,502
TOTAL REITS - HEALTH CARE FACILITIES		414,399
REITs - Hotels - 8.2%
DiamondRock Hospitality Co.	1,941,576	21,338
Hospitality Properties Trust (SBI)	1,530,000	40,530
Host Hotels & Resorts, Inc.	10,778,605	175,260
Sunstone Hotel Investors, Inc. (a)	2,449,674	31,184
TOTAL REITS - HOTELS		268,312
REITs - Industrial Buildings - 14.5%
DCT Industrial Trust, Inc.	3,495,000	18,384
Duke Realty LP (d)	6,903,000	93,398
ProLogis Trust	10,835,602	142,705
Public Storage	2,025,500	196,291
U-Store-It Trust	2,396,100	20,654
TOTAL REITS - INDUSTRIAL BUILDINGS		471,432
Common Stocks - continued
	Shares	Value (000s)
REITs - Malls - 15.5%
CBL & Associates Properties, Inc. (d)	4,081,400	$ 59,588
Simon Property Group, Inc.	3,692,072	328,667
The Macerich Co. (d)	2,624,156	117,326
TOTAL REITS - MALLS		505,581
REITs - Management/Investment - 2.9%
Digital Realty Trust, Inc. (d)	1,613,300	94,701
Lexington Corporate Properties Trust	150,000	1,062
TOTAL REITS - MANAGEMENT/INVESTMENT		95,763
REITs - Mobile Home Parks - 0.4%
Sun Communities, Inc. (d)	450,000	13,014
REITs - Office Buildings - 12.8%
Boston Properties, Inc.	1,768,600	139,472
Brandywine Realty Trust (SBI)	3,673,900	46,805
Corporate Office Properties Trust (SBI)	1,725,629	69,802
Highwoods Properties, Inc. (SBI)	2,340,970	74,841
HRPT Properties Trust (SBI)	100,000	784
SL Green Realty Corp.	1,357,546	84,399
TOTAL REITS - OFFICE BUILDINGS		416,103
REITs - Shopping Centers - 14.8%
Cedar Shopping Centers, Inc.	2,440,200	19,424
Developers Diversified Realty Corp.	5,299,367	65,129
Excel Trust, Inc. (a)	247,800	3,197
Federal Realty Investment Trust (SBI) (d)	978,200	75,703
Kimco Realty Corp.	6,365,800	99,243
Kite Realty Group Trust	2,565,300	13,904
Vornado Realty Trust	2,479,071	206,680
TOTAL REITS - SHOPPING CENTERS		483,280
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,106,824
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Real Estate Operating Companies - 2.6%
Brookfield Properties Corp. (d)	3,315,800	$ 53,349
Forest City Enterprises, Inc. Class A (a)(d)	2,065,000	31,904
TOTAL REAL ESTATE OPERATING COMPANIES		85,253
Real Estate Services - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	181,800	3,149
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		88,402
TOTAL COMMON STOCKS (Cost $2,936,077)		3,208,590
Convertible Preferred Stocks - 0.2%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
Grubb & Ellis Co. 12.00% (e) (Cost $5,000)	50,000	5,900
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (b)	38,506,794	38,507
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	124,689,300	124,689
TOTAL MONEY MARKET FUNDS (Cost $163,196)		163,196
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,104,273)		3,377,686
NET OTHER ASSETS - (3.6)%		(117,726)
NET ASSETS - 100%		$ 3,259,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,900,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 76
Fidelity Securities Lending Cash Central Fund	389
Total	$ 465
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apartment Investment & Management Co. Class A	$ 54,906	$ 2,579	$ 46,047	$ 1,791	$ -
Home Properties, Inc.	50,701	26,630	28,774	2,975	-
SL Green Realty Corp.	109,558	1,252	114,783	536	-
Sunstone Hotel Investors, Inc.	20,161	3,063	14,730	-	-
Total	$ 235,326	$ 33,524	$ 204,334	$ 5,302	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,208,590	$ 3,208,590	$ -	$ -
Convertible Preferred Stocks	5,900	-	5,900	-
Money Market Funds	163,196	163,196	-	-
Total Investments in Securities:	$ 3,377,686	$ 3,371,786	$ 5,900	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $3,284,287,000. Net unrealized appreciation aggregated $93,399,000, of which $636,153,000 related to appreciated investment securities and $542,754,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010